Business Acquisitions - Additional Information (Details) $ / shares in Units, £ in Millions				6 Months Ended		12 Months Ended
	Oct. 10, 2019 shares	Mar. 13, 2019 CAD ($) shares $ / shares	Feb. 22, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($)	Jul. 01, 2019 CAD ($)	Dec. 31, 2019 CAD ($)	Jul. 02, 2019 CAD ($)	May 01, 2019 CAD ($)	Feb. 22, 2019 GBP (£) shares
Disclosure Of Business Combinations [Line Items]
Contingent consideration		$ 2,300,000						$ 5,300
Goodwill impairment						$ 100,305,000
Quarterly installments payable		$ 87,500,000
Non-controlling interest						$ (165,000)
Pathway Rx Inc
Disclosure Of Business Combinations [Line Items]
Percentage of voting equity interests acquired		50.00%		50.00%		50.00%
Issuance of common shares | shares		296,800
Issuance of common shares, value		$ 2,601,000
Contingent consideration		$ 2,279,000
Issuance of common shares, fair value per share | $ / shares		$ 8.76
Royalty percentage on gross revenue rate of increase		5.00%
Royalty payments for acquisition		$ 4,880,000		$ 4,880,000		$ 4,880,000
Proportion of ownership interests held by non-controlling interests		50.00%
Non-controlling interest				165,000
Pathway Rx Inc | Sale of Licensed Products
Disclosure Of Business Combinations [Line Items]
Percentage of net revenue		50.00%
Pathway Rx Inc | License Agreement
Disclosure Of Business Combinations [Line Items]
Royalty percentage on gross revenue		3.00%
Royalty payments for acquisition		$ 1,400,000
Period of royalty payments		4 years
Bridge Farm
Disclosure Of Business Combinations [Line Items]
Revenues				12,300,000
Net loss				124,500,000
Goodwill impairment				100,300,000		100,300,000
Revenue increased amount					$ 23,700,000
Net loss increased amount					$ 19,500,000
Bridge Farm | Sundial U K Limited
Disclosure Of Business Combinations [Line Items]
Date of acquisition			Feb. 22, 2019
Cash consideration			$ 77,000,000	77,023,000		77,023,000	$ 77,023,000		£ 45.0
Issuance of common shares | shares			2,400,000						2,400,000
Issuance of common shares, value			$ 37,200,000	37,248,000		37,248,000	37,248,000
Contingent consideration				15,991,000		15,991,000	15,630,000
Fair value of incremental share portion of contingent consideration, adjusted value				27,500,000		27,500,000
Contingent consideration earn out, adjusted fair value				5,000,000		5,000,000
Gain (loss) on contingent consideration						18,600,000
Royalty payments for acquisition				$ 130,262,000		$ 130,262,000	$ 129,901,000
Bridge Farm | Sundial U K Limited | Potential Incremental Common Shares
Disclosure Of Business Combinations [Line Items]
Contingent consideration			8,400,000
Bridge Farm | Sundial U K Limited | Earnout Payments
Disclosure Of Business Combinations [Line Items]
Contingent consideration			$ 7,200,000
Bridge Farm | Sundial U K Limited | Lay Lake Phase Two
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Clay Lake Phase Two
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Clay Lake Phase Three
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Zyon Plants And Flowers Limited
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | 18 Months from Passage of Amendment date
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	320,000
Bridge Farm | Sundial U K Limited | Top of Range
Disclosure Of Business Combinations [Line Items]
Earn-out payments | shares	1,600,000		1,600,000